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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Roger H. Jenswold & Company Inc.
                 --------------------------------
   Address:      5847 San Felipe Suite 1212
                 --------------------------------
                 Houston, TX 77057
                 --------------------------------

                 --------------------------------

Form 13F File Number: 28-03940_
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Janice Darden
         -------------------------------
Title:   Office Mgr
         -------------------------------
Phone:   713-789-9060
         -------------------------------

Signature, Place, and Date of Signing:

          Janice Darden                   Houston            1/26/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total: 60
                                        --------------------

Form 13F Information Table Value Total: $118,408
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                                                          PAGE 1

                          ROGER H. JENSWOLD & CO., INC.

                           FORM 13F INFORMATION TABLE
                                 AS OF 12/31/06

                                                         VALUE     SHARES/  SH/     PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP NO   (x$1000)  PRN AMT  PRN     CALL  DSCRETN  MANAGERS  SOLE   SHARED  NONE
----------------------------  --------------  ---------  --------  -------  ------  ----  -------  --------  ----   ------  ----
AES CORPORATION               COM             00130H105                335   15200  SH    DEFINED      5500     0     9700
AT&T INC                      COM             00206R102                311    8711  SH    DEFINED      6911     0     1800
ABBOTT LABORATORIES           COM               2824100               3795   77907  SH    DEFINED     42557     0    35350
AMERICAN FINANCIAL RLTY TR    COM             02607P305                863   75425  SH    DEFINED     45650     0    29775
AMERICAN INTL GROUP INC       COM              26874107               5093   71075  SH    DEFINED     42904     0    28171
AMGEN INC                     COM              31162100               2354   34457  SH    DEFINED     17188     0    17269
ANADARKO PETROLEUM CORP       COM              32511107               2495   57325  SH    DEFINED     33925     0    23400
ANHEUSER BUSCH COS INC        COM              35229103               2265   46030  SH    DEFINED     27675     0    18355
AVNET INC                     COM              53807103                554   21704  SH    DEFINED      7177     0    14527
BANK OF AMERICA CORP          COM              60505104                559   10472  SH    DEFINED      6052     0     4420
BARNES & NOBLE INC            COM              67774109               2749   69225  SH    DEFINED     40240     0    28985
BED BATH AND BEYOND           COM              75896100               1432   37575  SH    DEFINED     17675     0    19900
BENCHMARK ELECTRONICS INC     COM             08160H101                802   32942  SH    DEFINED     15750     0    17192
CELGENE CORPORATION           COM             151020104               2996   52085  SH    DEFINED     26485     0    25600
CHEVRON CORP NEW              COM             166764100                237    3220  SH    DEFINED      2824     0      396
CISCO SYS INC                 COM             17275R102               3284  120145  SH    DEFINED     53650     0    66495
CITIGROUP INC                 COM             172967101               2171   38985  SH    DEFINED     19367     0    19618
COCA-COLA COMPANY             COM             191216100               3705   76782  SH    DEFINED     43650     0    33132
CONOCOPHILLIPS                COM             20825C104               2012   27960  SH    DEFINED     11733     0    16227
CULLEN FROST BANKERS INC      COM             229899109                474    8500  SH    DEFINED      4100     0     4400
EMC CORPORATION MASS          COM             268648102                463   35110  SH    DEFINED     12320     0    22790
ENSCO INTL INC                COM             26874Q100                200    4000  SH    SOLE         4000     0        0
EXXON MOBIL CORP              COM             30231G102               7119   92904  SH    DEFINED     55731     0    37173
FIFTH THIRD BANCORP           COM             316773100               3488   85215  SH    DEFINED     45200     0    40015
FIRST MARBLEHEAD              COM             320771108               3783   69230  SH    DEFINED     41256     0    27974
GENERAL ELEC CO               COM             369604103               2346   63054  SH    DEFINED     30264     0    32790
GENZYME CORPORATION           COM             372917104                514    8349  SH    DEFINED      3549     0     4800
HCC INSURANCE HLDGS INC       COM             404132102               6014  187402  SH    DEFINED     96285     0    91117
HALLIBURTON CO                COM             406216101                814   26214  SH    DEFINED     14000     0    12214
JACK HENRY & ASSOC INC        COM             426281101               3144  146915  SH    DEFINED     76895     0    70020
HESS CORP                     COM             42809H107               1241   25030  SH    DEFINED     11329     0    13701
HOME DEPOT INC                COM             437076102               4234  105440  SH    DEFINED     55985     0    49455
HONEYWELL INTERNATIONAL INC   COM             438516106               2149   47510  SH    DEFINED     17730     0    29780
INTEL CORP                    COM             458140100                797   39343  SH    DEFINED     21358     0    17985
INTERNATIONAL BUSINESS MACH.  COM             459200101               3923   40378  SH    DEFINED     23813     0    16565
ISHARES RUSSELL 1000          COM             464287622                346    4500  SH    DEFINED         0     0     4500
JPMORGAN CHASE & CO           COM             46625H100                530   10972  SH    DEFINED      5872     0     5100
JOHNSON & JOHNSON             COM             478160104               4151   62869  SH    DEFINED     35569     0    27300
LOWES CO INC                  COM             548661107                203    6520  SH    DEFINED      5400     0     1120
MBIA INCORPORATED             COM             55262C100               5533   75731  SH    DEFINED     38896     0    36835
MASCO CORPORATION             COM             574599106                796   26650  SH    DEFINED     15300     0    11350
MICROSOFT CORP                COM             594918104               3411  114237  SH    DEFINED     58683     0    55554
NUVEEN REAL ESTATE INCOME FD  FUND            67071B108                755   26500  SH    DEFINED     19600     0     6900
PEPSICO INC                   COM             713448108                595    9518  SH    DEFINED      4018     0     5500
PIONEER NATURAL RESOURCES     COM             723787107                727   18325  SH    DEFINED      8975     0     9350
PROCTER & GAMBLE CO           COM             742718109                217    3381  SH    DEFINED      1059     0     2322
PROSPERITY BANCSHARES INC     COM             743606105               2265   65622  SH    DEFINED     41558     0    24064
RUSH ENTERPRISES CLASS A      COM             781846209               2363  139650  SH    DEFINED     79950     0    59700
S&P 500 EQUAL WGT. RYDEX ETF  COM             78355W106               4649   98194  SH    DEFINED     64262     0    33932
SCHLUMBERGER LIMITED          COM             806857108                755   11950  SH    DEFINED      5650     0     6300
SIMON PPTY GROUP INC NEW      COM             828806109                324    3200  SH    SOLE         3200     0        0
TEVA PHARMACEUTICAL ADR 1/10  COM             881624209               3949  127060  SH    DEFINED     66795     0    60265
TEXAS INSTRUMENTS INC         COM             882508104                760   26387  SH    DEFINED     10987     0    15400
3M COMPANY                    COM             88579Y101               2903   37250  SH    DEFINED     21000     0    16250
TOYOTA MOTOR CAP ADR NEW      COM             892331307                201    1500  SH    DEFINED      1000     0      500
US BANCORP DEL                COM             902973304                303    8375  SH    DEFINED      3232     0     5143
WEINGARTEN REALTY SBI         COM             948741103                627   13606  SH    DEFINED      8250     0     5356
WELLS FARGO & CO (NEW)        COM             949746101                961   27030  SH    DEFINED     11358     0    15672
WYETH CORP                    COM             983024100               2008   39426  SH    DEFINED     21975     0    17451
ZIONS BANCORP                 COM             989701107                361    4376  SH    DEFINED      2495     0     1881

                                                                    118408